SHARE-BASED PAYMENT - Schedule of share-based compensation expenses relating to options and restricted shares granted (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENT
Share-based compensation expenses	$ 1,214	$ 1,030	$ 4,474
Cost of revenue
SHARE-BASED PAYMENT
Share-based compensation expenses		231	1,372
General and administrative
SHARE-BASED PAYMENT
Share-based compensation expenses	1,145	773	2,965
Service development
SHARE-BASED PAYMENT
Share-based compensation expenses	69	26	137
Employees
SHARE-BASED PAYMENT
Share-based compensation expenses	1,205	922	2,428
Employees | Cost of revenue
SHARE-BASED PAYMENT
Share-based compensation expenses		231	1,372
Employees | General and administrative
SHARE-BASED PAYMENT
Share-based compensation expenses	1,136	665	919
Employees | Service development
SHARE-BASED PAYMENT
Share-based compensation expenses	69	26	137
Nonemployees | Directors
SHARE-BASED PAYMENT
Share-based compensation expenses	9	52	2,046
Nonemployees | Directors | General and administrative
SHARE-BASED PAYMENT
Share-based compensation expenses	$ 9	52	$ 2,046
Nonemployees | Consultants
SHARE-BASED PAYMENT
Share-based compensation expenses		56
Nonemployees | Consultants | General and administrative
SHARE-BASED PAYMENT
Share-based compensation expenses		$ 56